Transactions and Balances with Related Parties (Schedule of Compensation to Individuals not Employed by Company) (Details) - Non Employed [Member] € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of transactions between related parties [line items]
Number of people for compensation not employed by the company	4	3	3
Number of people for share-based payments	4	3	3
Total compensation to directors not employed by the company	€ 72	€ 63	€ 72
Share-based payments	€ 10	€ 34	€ 9